Investment Strategy	Aug. 05, 2026
TrueShares Quarterly Bull Hedge ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed ETF that aims to provide the benefits of partial equity exposure while mitigating the risk posed by a decline in U.S. equity markets. The adviser’s strategy is designed to achieve the Fund’s goals, typically, over rolling three-month periods. This strategy potentially results in growth with lower volatility and mitigated downside equity market risk (sometimes referred to as “tail risk”). The Fund seeks to achieve its goals by combining: (1) an investment of substantially all its assets in a portfolio of short-term income-generating debt securities with (2) a modest investment in call options on securities or indexes that are representative of U.S. large capitalization companies. Over the long-term, the adviser expects income from the debt securities and capital gains from call options to combine to fulfill the “total return” aspect of the Fund’s investment objective.

Income Component

The Fund seeks income through a strategy focused on high-quality short-term fixed income debt securities. The Fund anticipates a typical maturity of three months for its income portfolio but may invest in securities with a duration of one-year or less. The Fund invests without restriction as to issuer type but anticipates investing primarily in securities of the U.S. Government, its agencies, instrumentalities and sponsored enterprises; fixed-income ETFs; and corporations.

To generate higher income, the Fund may also employ an option box spread strategy. While gains from options are capital gains, this options strategy is commonly referred to as an income producer and, therefore, is included in the Fund’s income component description. A box spread is a four-part, same expiration date, option portfolio with a maturity payout that does not vary and is considered a form of synthetic money market instrument. For example, the four parts of a box spread could be composed of (i) a long $5 in-the-money call option position paired with (ii) a written $5 out-of-the-money call option position; and (iii) a long $5 in-the-money put option position paired with (iv) a written $5 out-of-the-money put option position. At expiration of the options, no matter what the price of the underlying reference asset is, the payout to the Fund will be $10. If the Fund can construct this portfolio for less than $10 it will be profitable at expiration.

The chart below illustrates the $10 payout that results from the example above. As the call leg increases in value, the put leg decreases in value such that, in total, the payoff is always $10.

When the call options and income-generating investments carry matching maturities, an amount equal to the yield from the income strategy, net of the Fund’s management fee, is deployed to trade call options. If the income-generating investments carry a duration longer than the call positions, the amount invested in call options will be an amount equal to annualized income net of management fee and divided by the number of three-month segments remaining until maturity and capped at that amount for each rolling three-month period. At times, the presence of an extreme low-rate environment could make generating income more challenging, which may result in the Fund utilizing a maximum of one percent (net of the Fund’s management fee) of portfolio principal per three-month rolling period to implement the call options strategy.

Call Options Component

The Fund invests a modest portion of its portfolio in standardized exchange-listed options or in exchange-traded FLexible EXchange Options® (“FLEX Options”), which are customized exchange-traded option contracts available through the Chicago Board Option Exchange (“Cboe”) that are guaranteed for settlement by The Options Clearing Corporation (“OCC”). The adviser selects options on securities, indexes, or ETFs that it believes are representative of U.S. large capitalization companies. The Fund defines large-capitalization companies as those with market capitalizations above $10 billion at the time of measurement, and defines U.S. companies as those organized in the U.S.; having a class of securities whose principal securities market is in the U.S.; or derives 50% or more of its total revenues or earnings from goods produced, sales made, or services provided in the U.S., or maintains 50% or more of its employees, assets, investments, operations, or other business activity in the U.S.

A call option gives the owner the right, but not the obligation, to buy a reference asset at a specified price (strike price) within or at the end of a specific time period. In the event the reference asset declines in value, the value of a call option generally will decrease, whereas the value of a call option will generally increase if the reference asset appreciates in value. Under normal circumstances, the Fund anticipates trading options on rolling three-month periods (i.e., quarterly); however, the Fund may trade options with expiration dates that are modestly longer or shorter than three months for a number of reasons such as if market volatility renders them more cost-effective.

At the beginning of each three-month period, the Fund purchases out-of-the-money (above current market price) or at-the-money call options. The adviser evaluates the relative prices of at-the-money and out-of-the-money options and selects those with the highest expected return in light of then-recent U.S. large capitalization equity market volatility. To help offset the cost of purchased call options, the Fund may sell farther out-of-the-money call options. This paired call option strategy is referred to as a bull call spread in option industry parlance. This paired strategy reflects a generally bullish outlook that is tempered by a view that the market will not rise above the strike price of the written option. The partial amount of equity upside the Fund captures is primarily dictated by the adviser’s strategy of targeting investments in call options set to an amount approximately equal to the amount of income generated by the Fund’s portfolio. The partial amount of equity upside the Fund captures is secondarily influenced by written call options as they will reduce the net cost of the options positions but limit upside. Using these options strategies, based on recent market conditions, the adviser anticipates that the Fund will capture 20% to 40% of U.S. large capitalization equity market gains on a quarter-to-quarter basis.

Substantial Protection of Principal

The income component of the Fund’s portfolio is expected to represent at least 98% of its assets on a quarter-to-quarter basis, which the adviser believes will fulfil the “substantial protection of principal” aspect of the Fund’s investment objective. For example, even if a 2% call options component of the Fund’s portfolio expired worthless, the Fund would still have at least 98% of its value preserved by the high-quality short-term fixed income debt securities portfolio. Actual value preserved is expected to be somewhat higher than 98% because interest earned is expected to be higher than Fund expenses. The adviser believes that protection of at least 98% of principal on a quarter-to-quarter basis, even in adverse low-rate environments, would be considered substantial protection by most investors.

TrueShares Quarterly Bear Hedge ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

TrueShares Quarterly Bear Hedge ETF

The Fund is an actively managed ETF that aims to provide substantial protection of principal and generation of interest income while maintaining the potential to create positive returns in the event of a decline in U.S. equity markets. The adviser’s strategy is designed to achieve the Fund’s goals, typically, over rolling three-month periods. This strategy potentially results in capital gains during high volatility environments. The Fund seeks to achieve these goals by combining: (1) an investment of substantially all its assets in a portfolio of short-term income-generating debt securities with (2) a modest investment in put options on securities or indexes that are representative of U.S. large capitalization companies. Over the long-term, the adviser expects income from the debt securities and capital gains from put options to combine to fulfill the “total return” aspect of the Fund’s investment objective.

Substantial Protection of Principal

The income component of the Fund’s portfolio is expected to represent at least 98% of its assets on a quarter-to-quarter basis, which the adviser believes will fulfil the “substantial protection of principal” aspect of the Fund’s investment objective. For example, even if a 2% put options component of the Fund’s portfolio expired worthless, the Fund would still have at least 98% of its value preserved by the high-quality short-term fixed income debt securities portfolio. Actual value preserved is expected to be somewhat higher than 98% because interest earned is expected to be higher than Fund expenses. The adviser believes that protection of at least 98% of principal on a quarter-to-quarter basis, even in adverse low-rate environments, would be considered substantial protection by most investors.

Income Component

The Fund seeks income through a strategy focused on high-quality short-term fixed income debt securities. The Fund anticipates a typical maturity of three months for its income portfolio but may invest in securities with a duration of one-year or less. The Fund invests without restriction as to issuer type but anticipates investing primarily in securities of the U.S. Government, its agencies, instrumentalities and sponsored enterprises; fixed-income ETFs; and corporations.

To generate higher income, the Fund may also employ an option box spread strategy. While gains from options are capital gains, this options strategy is commonly referred to as an income producer and, therefore, is included in the Fund’s income component description. A box spread is a four-part, same expiration date, option portfolio with a maturity payout that does not vary and is considered a form of synthetic money market instrument. For example, the four parts of a box spread could be composed of (i) a long $5 in-the-money call option position paired with (ii) a written $5 out-of-the-money call option position; and (iii) a long $5 in-the-money put option position paired with (iv) a written $5 out-of-the-money put option position. At expiration of the options, no matter what the price of the underlying reference asset is, the payout to the Fund will be $10. If the Fund can construct this portfolio for less than $10 it will be profitable at expiration.

The chart below illustrates the $10 payout that results from the example above. As the call leg increases in value, the put leg decreases in value such that, in total, the payoff is always $10.

When the put options and income-generating investments carry matching maturities, an amount equal to the yield from the income strategy, net of the Fund’s management fee, is deployed to trade put options. If the income-generating investments carry a duration longer than the put positions, the amount invested in put options will be an amount equal to annualized income utilized net of management fee and divided by the number of three-month segments remaining until maturity and capped at that amount for each rolling three-month period. At times, the presence of an extreme low-rate environment could make generating income more challenging. In these circumstances, the Fund may utilize a maximum of one percent (net of the Fund’s management fee) of portfolio principal per three-month rolling period to implement the put options strategy.

Put Options Component

The Fund invests a modest portion of its portfolio in standardized exchange-listed options or in exchange-traded FLexible EXchange Options® (“FLEX Options”), which are customized exchange-traded option contracts available through the Chicago Board Option Exchange (“Cboe”) that are guaranteed for settlement by The Options Clearing Corporation (“OCC”). The adviser selects options on securities, indexes, or ETFs that it believes are representative of the performance of U.S. large capitalization companies. The Fund defines large-capitalization companies as those with market capitalizations above $10 billion at the time of measurement, and defines U.S. companies as those organized in the U.S.; having a class of securities whose principal securities market is in the U.S.; or derives 50% or more of its total revenues or earnings from goods produced, sales made, or services provided in the U.S., or maintains 50% or more of its employees, assets, investments, operations, or other business activity in the U.S.

When the Fund purchases a put option, the Fund has the right, but not the obligation, to sell a reference asset at a specified price (strike price) within or at the end of a specific time period. In the event the reference asset declines in value, the value of a put option generally will increase. In the event the reference asset appreciates in value, the value of a put option generally will decrease and may become worthless. Under normal circumstances, the Fund anticipates trading options on rolling three-month periods (i.e., quarterly); however, the Fund may trade options with expiration dates that are modestly longer or shorter than three months for a number of reasons such as if market volatility renders them more cost-effective.

At the beginning of each three-month period, the Fund purchases out-of-the-money (above current market price) or at-the-money put options. The adviser evaluates the relative prices of at-the-money and out-of-the-money options and selects those with the highest expected return in light of then-recent U.S. large capitalization equity market volatility. To help offset the cost of purchased put options, the Fund may sell farther out-of-the-money put options. This paired put option strategy is referred to as a bear put spread in option industry parlance. This paired strategy reflects a generally bearish outlook that is tempered by a view that the market will not fall below the strike price of the written option.

The Fund’s strategy is designed to benefit from meaningful declines in the domestic large cap equity market (sometimes referred to as “tail risk”). The Fund’s equity market risk is limited to the risk that the put options will expire worthless. If, however, the value of the reference asset falls below the put option’s strike price, the option finishes “in-the-money” and the option seller pays the Fund the difference between the strike price and the value of the reference asset. In such an instance, employing the put option strategy may generate a positive return. Because puts increase in value when the reference asset declines, the Fund benefits from a market decline. The partial amount of equity market downside the Fund captures is influenced by written put options as they will reduce the net cost of the options positions but limit downside capture. Using these options strategies, based on recent market conditions, the adviser anticipates that the Fund could reap a positive benefit equal to 20% to 40% of U.S. large capitalization equity market declines on a quarter-to-quarter basis.